11. WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
Warrants Tables
WARRANTS
Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2010	13,866,265	$0.35
Warrants issued	2,547,620	0.19
Balance, December 31, 2011	16,413,885	0.23
Warrants issued	10,231,667	0.10
Warrants forfeited	(3,395,555)	0.23
Balance, December 31, 2012	23,249,997	0.27
Warrants issued	13,772,296	0.16
Warrants exercised	(625,000)	0.06
Warrants forfeited	(500,000)	2.19
Balance, December 31, 2013	35,897,293	$0.20

Warrants outstanding
Number Outstanding	Number Vested	Average Exercise Price	Expiry Year
7,020,710	7,020,710	$0.20	2014
2,950,000	2,950,000	$0.53	2015
2,547,620	2,547,620	$0.19	2016
2,106,668	2,106,667	$0.07	2017
10,022,296	–	$0.14	2018
7,500,000	7,500,000	$0.20	2022
3,750,000	–	$0.20	2023
35,897, 294	22,124,997	$0.20